TAXATION - Additional information (Details) ¥ in Thousands, $ in Millions		12 Months Ended						36 Months Ended
	Mar. 16, 2007	Dec. 31, 2023 CNY (¥) entity	Dec. 31, 2023 HKD ($) entity	Dec. 31, 2022 CNY (¥) entity	Dec. 31, 2022 HKD ($) entity	Dec. 31, 2021 CNY (¥) entity	Dec. 31, 2021 HKD ($) entity	Dec. 31, 2025
Taxation
Statutory income tax rate (in percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Sharebased compensation expenses included in:		¥ 3,215,549		¥ 2,425,249		¥ 1,538,287
Net operating loss carryforwards		12,633,600		11,545,800		8,925,600
Deferred tax assets arose from net operating loss carryforwards provided for full valuation allowance		3,144,200		2,788,100		2,210,100
Deferred tax assets		2,848,800		2,702,600		2,153,500
Net operating loss carrying forward expected to be utilized prior to expiration		295,300		85,500		56,600
Net operating loss carryforwards will expire in the year ending December 31, 2024 through 2028		12,633,600
Income tax accrued on undistributed earnings		0		¥ 0		¥ 0
Undistributed profits from the PRC subsidiaries and VIEs for which no withholding tax had been accrued		31,917,000
Unrecognized Tax liabilities		¥ 3,192,000
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		10.00%	10.00%
High and new technology enterprise
Taxation
Tax exemption period		2 years	2 years
Percentage of reduction in income tax for the next three years		50.00%	50.00%
Income tax reduction period		3 years	3 years
Preferential income tax rate (in percent)		15.00%	15.00%
Number of entities qualified | entity		3	3	3	3	2	2
Software enterprise
Taxation
Tax exemption period		2 years	2 years
Income tax reduction period		3 years	3 years
Number of entities qualified | entity		1	1
Software enterprise | Forecast
Taxation
Preferential income tax rate (in percent)								12.50%
Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Preferential income tax rate (in percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Hongkong
Taxation
Tax rate on assessable profits on the first HK dollar 2 million		8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Assessable profits, under which the tax rate is 8.25%. | $			$ 2		$ 2		$ 2
Assessable profits, under which the tax rate is 16.5%. | $			$ 2		$ 2		$ 2
Statutory income tax rate (in percent)		16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Foreign investor ownership in the shares of VIE		25.00%	25.00%
Hongkong | Maximum
Taxation
Withholding income tax on dividends distributed by an VIE to its immediate holding company outside of China		5.00%	5.00%
CN
Taxation
Statutory income tax rate (in percent)	25.00%
CN | Enterprises within Catalogue of Encouraged Industries in Western Regions
Taxation
Number of entities qualified | entity		1	1	6	6	6	6
Non-China operations
Taxation
Sharebased compensation expenses included in:		¥ 3,215,500		¥ 2,425,200		¥ 1,538,300
Gains from investment in wealth management products		¥ 452,500		¥ 192,400		¥ 502,400